Summary of Significant Accounting Policies - Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Prepaid drilling liability			$ 16,491			$ 4,540
Interest payable			9,918			0
Lease operating expense payable			4,538			4,737
Current portion of asset retirement obligation	40	40	40	20	20	20	0
Other			3,763			1,352
Total other accrued liabilities	$ 38,236	$ 46,649	$ 34,750			$ 10,649